Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement Of Comprehensive Income [Abstract]
Net loss	¥ (1,306,824)	$ (204,969)	¥ (779,225)	¥ (168,625)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	20,426	3,204	34,655	(6,027)
Items that will not be reclassified to profit or loss
Exchange differences on translation of foreign operations	(57,464)	(9,013)	12,377	(466)
Other comprehensive (loss)/income for the year, net of tax	(37,038)	(5,809)	47,032	(6,493)
Total comprehensive loss for the year	(1,343,862)	(210,778)	(732,193)	(175,118)
Total comprehensive loss attributable to:
Owners of the Company	¥ (1,343,862)	$ (210,778)	¥ (732,193)	¥ (175,118)